CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	66,415,415	66,415,415
Common stock, shares outstanding (in shares)	66,415,415	66,415,415